Debt - Narrative (Details)				1 Months Ended				3 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	May 17, 2021 USD ($)	Feb. 01, 2021 USD ($)	Apr. 23, 2020 $ / shares	Jan. 31, 2022 USD ($)	Nov. 30, 2020 shares	Oct. 31, 2020 shares	Apr. 30, 2020 USD ($) d $ / shares	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($) financial_institution extension $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 21, 2020 USD ($)	May 31, 2019 USD ($)
Maturities of Senior Notes
Aggregate maturities in 2022											$ 569,000,000
Aggregate maturities in 2023											10,000,000
Aggregate maturities in 2024											0
Aggregate maturities in 2025											1,000,000,000
Aggregate maturities in 2026											1,115,000,000
Aggregate maturities thereafter											$ 2,850,000,000
Commitment fee paid to maintain credit facility											0.28%	0.28%	0.20%
Principal											$ 5,643,652,000	$ 5,097,997,000
Proceeds from issuance of debt	$ 984,400,000										1,000,000,000	2,600,000,000	$ 1,000,000,000
Offering costs											19,713,000	71,056,000	913,000
Redemption price, percentage							100.00%
Threshold trading days, business days | d							5
Consecutive trading day period | d							5
Senior notes redeemed								$ 9,000
Sale of equity shares (in shares) | shares					3,000,000	20,000,000		599
Average conversion price (in dollars per share) | $ / shares								$ 19.64
Conversion strike price (in dollars per share) | $ / shares							$ 15.00
Cap price (in dollars per share) | $ / shares							$ 18.75
Equity component of convertible senior notes												(32,500,000)
Capped call transaction costs												32,500,000
Senior notes
Maturities of Senior Notes
Offering cost	15,600,000
Surety Bond
Maturities of Senior Notes
Letters of credit outstanding											245,000,000	93,000,000
6.125% Senior notes due 2025
Maturities of Senior Notes
Principal														$ 1,000,000,000
7.000% Senior notes due 2030
Maturities of Senior Notes
Principal														$ 750,000,000
3.125% notes due May 15, 2026 | Senior notes
Maturities of Senior Notes
Principal	$ 500,000,000										$ 500,000,000	0
Interest rate	3.125%										3.125%
3.625% notes due May 15, 2031
Maturities of Senior Notes
Interest rate	3.625%
3.625% notes due May 15, 2031 | Senior notes
Maturities of Senior Notes
Principal	$ 500,000,000										$ 500,000,000	0
Interest rate											3.625%
4.875% notes due November 15, 2021 | Senior notes
Maturities of Senior Notes
Principal											$ 0	125,118,000
Interest rate		4.875%									4.875%
Debt repurchase		$ 125,100,000
Repayments of debt		130,700,000
Redemption premium		4,300,000
Accrued unpaid interest		$ 1,300,000
3.00% notes due October 1, 2022 | Senior notes
Maturities of Senior Notes
Principal											$ 568,823,000	568,823,000
Interest rate											3.00%
Debt repurchase				$ 206,000,000
Repayments of debt				210,400,000
Redemption premium				2,600,000
Accrued unpaid interest				$ 1,800,000
Term loan agreement | Unsecured Debt
Maturities of Senior Notes
Average daily balance of loans outstanding									$ 692,000,000	$ 1,000,000,000
Weighted average interest rates									2.60%	3.10%
Principal															$ 1,000,000,000
Note payable to EQM
Maturities of Senior Notes
Aggregate maturities in 2022											$ 5,500,000
Aggregate maturities in 2023											5,800,000
Aggregate maturities in 2024											6,300,000
Aggregate maturities in 2025											6,500,000
Aggregate maturities in 2026											6,900,000
Aggregate maturities thereafter											68,800,000
1.75% convertible notes due May 1, 2026 | Senior notes
Maturities of Senior Notes
Principal							$ 500,000,000				$ 499,991,000	500,000,000
Interest rate							1.75%				1.75%
Offering costs							$ 16,900,000
Proceeds from sale of convertible notes							$ 483,100,000
Effective interest rate of convertible notes							2.40%
Threshold trading days | d							20
Threshold consecutive trading days | d							30
Redemption price, percentage							130.00%
Threshold trigger price, percent							98.00%
Conversion ratio							66.6667
Conversion price (in dollars per share) | $ / shares							$ 15.00
Conversion premium percent			20.00%
Convertible closing price (in dollars per share) | $ / shares			$ 12.50
Closing stock price (in dollars per share) | $ / shares											$ 21.81
If-converted value											$ 227,000,000
Revolving Credit Facility | EQT $2.5 billion facility
Maturities of Senior Notes
Maximum borrowing capacity											$ 2,500,000,000
Number of times the maturity date of the credit facility can be extended by one year | extension											1
Extension term											1 year
Aggregate maximum of commitments available under accordion feature											$ 3,000,000,000
Number of financial institutions underwriting credit facility of the entity | financial_institution											17
Debt to total capitalization ratio											65.00%
Letters of credit outstanding											$ 440,000,000	791,000,000
Maximum amount of outstanding borrowings											1,700,000,000	700,000,000	1,100,000,000
Average daily balance of loans outstanding											$ 609,000,000	$ 148,000,000	$ 340,000,000
Weighted average interest rates											1.90%	2.30%	3.80%